Long term investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-term investments
Equity method investments	¥ 136,080	¥ 144,464
Equity securities measured at fair value	49,605	44,260
Equity securities without readily determinable fair values	156,002	170,405
Long term investments	¥ 341,687	¥ 359,129